FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of changes in financial liabilities (Details) - Capital risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	$ 26,059	$ 16,002	$ 32,089
Changes During Period
Liabilities added in respect of new leases	595	2,014	1,428
Other liabilities added in respect of suppliers of property, plant and equipment	39,135	12,782
Liabilities added in respect of acquisitions		3,696
Cash flows paid	(6,988)	(7,293)	(17,240)
Amounts recognized in profit or loss and other changes	488	(1,142)	(275)
Balance at end of year	59,289	26,059	16,002
Short-term credit
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	7,684	0	11,589
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	39,135	5,874
Liabilities added in respect of acquisitions		2,000
Cash flows paid	0	0	(11,393)
Amounts recognized in profit or loss and other changes	658	(190)	(196)
Balance at end of year	47,477	7,684	0
Long-term bank loans
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	2,496	5,166	7,329
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	0
Liabilities added in respect of acquisitions		(0)
Cash flows paid	(998)	(2,282)	(1,971)
Amounts recognized in profit or loss and other changes	(70)	(388)	(192)
Balance at end of year	1,428	2,496	5,166
Loans from others
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	7,367	3,220	5,703
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	6,908
Liabilities added in respect of acquisitions		(0)
Cash flows paid	(3,626)	(2,577)	(2,175)
Amounts recognized in profit or loss and other changes	179	(184)	(308)
Balance at end of year	3,920	7,367	3,220
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	8,150	6,895	6,474
Changes During Period
Liabilities added in respect of new leases	595	2,014	1,428
Other liabilities added in respect of suppliers of property, plant and equipment	0	0
Liabilities added in respect of acquisitions		1,696
Cash flows paid	(2,182)	(2,146)	(1,406)
Amounts recognized in profit or loss and other changes	(269)	(309)	399
Balance at end of year	6,294	8,150	6,895
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	362	721	994
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0	0
Liabilities added in respect of acquisitions		(0)
Cash flows paid	(182)	(288)	(295)
Amounts recognized in profit or loss and other changes	(10)	(71)	22
Balance at end of year	$ 170	$ 362	$ 721